Stockholders' Equity - Summary of Warrant Activity (Details) - Warrant [Member] - USD ($) None in scaling factor is -9223372036854775296	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of Warrants Outstanding, Beginning Balance	243,218	43,176	2,135
Number of Warrants granted	598,763	238,636	41,041
Number of Warrants exercised		(38,594)
Number of Warrants forfeited Or Expired
Number of Warrants Outstanding, Ending Balance	841,981	243,218	43,176
Number of Warrants Exercisable	603,345	43,124
Weighted Average Exercise Price, Warrants Outstanding, Beginning Balance	$ 10.05	$ 16.15	$ 5.40
Weighted Average Exercise Price, Warrants granted	$ 8.20	10.00	$ 16.70
Weighted Average Exercise Price, Warrants exercised		$ 16.50
Weighted Average Exercise Price, forfeited Or Expired
Weighted Average Exercise Price, Warrants outstanding, Ending Balance	$ 8.75	$ 10.05	$ 16.15
Weighted Average Exercise Price, Exercisable	$ 8.25	$ 16.15
Weighted Average Remaining Contractual Terms (Years), Outstanding	5 years	5 years
Weighted Average Remaining Contractual Terms (Years), Exercisable	5 years	5 years
Aggregate Intrinsic Value, Outstanding
Aggregate Intrinsic Value, Exercisable